INCOME TAXES (Tables)	6 Months Ended
Sep. 30, 2022
Income Taxes
Schedule of income taxes benefit

	For the Six Months Ended September 30,
(In thousands)	2022	2021

Current:
Federal	$–	$–
State and local	–	–
Foreign	–	45
Current	–	45

Deferred:
Federal	–	–
State and local	–	–
Foreign	5,105	537
Deferred	5,105	537
Benefit from income taxes	$5,105	$582

Schedule of reconciliation income tax rates

	Six Months Ended September 30,
	2022	2021
Income (loss) on ordinary activities before tax	$188	$(2)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax at statutory income tax rate	39	–
Losses recognized	(39)	–
Income tax benefit (expense)	$–	$–

Schedule of effective income tax rates

	Six Months Ended September 30,
	2022	2021
Loss on ordinary activities before tax	$3,207	$633
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	609	120

Change (increase) in deferred income tax rate	192	–
Foreign currency effect	4,304	537
Research and development credit	–	45
Losses (unrecognized)	–	(120)
Income tax benefit	$5,105	$582

Schedule of reconciliation of financial statement loss to tax basis loss

	Six Months Ended September 30, 2022				Six Months Ended September 30, 2021
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax income (loss)	$(20)	$(4,588)	$(3,207)	$(7,815)	$(2)	$(6,047)	$(633)	$(6,682)
Losses not subject to tax	–	4,588	–	4,588	–	6,047	–	6,047
Utilization of losses not previously benefitted	20	–	–	20	–	–	–	–
Taxable loss	$–	$–	$(3,207)	$(3,207)	$(2)	$–	$(633)	$(635)

Schedule of deferred tax assets and liabilities

	As of September 30,	As of March 31,
	2022	2022
Deferred tax assets:
Net operating loss	$(3,763)	$(3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,263)	(1,753)

Deferred tax liabilities:
In-process research and development	25,602	30,198
Deferred tax liability	25,602	30,198

Net deferred tax liability	$23,339	$28,445